ASSET RETIREMENT OBLIGATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Details
Asset retirement obligation, beginning of period	$ 62,029
Adjustments to Original ARO Asset	32,635
Liabilities incurred from new drilling		61,407
Accretion expense	9,436	622
Asset retirement obligation, end of period	$ 104,099	$ 62,029